Expense Example {- Freedom 2055 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2055 Portfolio	Apr. 30, 2022 USD ($)
Initial Class
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	810
Service Class
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Service Class 2
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108